Long-Term Notes Payable, Net - Summary of Debt Discount Activity (Details) 10K - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Balance	$ 4,592	$ 65,173
Amortization of debt discount	$ (4,592)	(60,581)
Balance		$ 4,592